Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Oct. 14, 2022	Jul. 01, 2022	Sep. 30, 2022	Oct. 01, 2021	Aug. 31, 2022
Subsequent Event [Line Items]
Dividends paid		$ 3,000	$ 3,025	$ 0
Ohio Medical, LLC [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 127,000
Business Acquisition, additional cash tax benefit	15,000
Business Acquisition, Pro Forma Revenue					$ 45,000
Subsequent Event
Subsequent Event [Line Items]
Dividends paid	$ 3,000